Deferred tax (Tables)	12 Months Ended
Jun. 30, 2022
Deferred tax
Schedule of deferred tax

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(16 718)	(12 511)
Current year charge		(1 572)	(8 956)
per the income statement	12	(2 362)	(9 324)
per the statement of comprehensive income		790	368
Reclassification from held for sale		665	424
Disposal of investment¹		—	(85)
Foreign exchange differences recognised in income statement		23	(103)
Translation of foreign operations		(3 047)	4 513
Balance at end of year		(20 649)	(16 718)

Comprising
Deferred tax assets		(31 198)	(24 511)
Deferred tax liabilities		10 549	7 793
		(20 649)	(16 718)

1Taxation related to the disposal of our investment in Aethylen-Rohrleitungs-Gesellschaft mbH & Co. KG.

	2022	2021
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
· South Africa	447	3 169
· United States of America	(21 462)	(18 556)
· Germany	1 084	(1 085)
· Mozambique	(400)	323
· Other	(318)	(569)
	(20 649)	(16 718)
Deferred tax is attributable to temporary differences on the following:
NET DEFERRED TAX ASSETS:
Property, plant and equipment	13 047	6 287
Right of use assets	587	1 024
Short- and long-term provisions	(811)	(3 731)
Calculated tax losses	(37 953)	(24 097)
Financial liabilities	(1 930)	(1 324)
Other	(4 138)	(2 670)
	(31 198)	(24 511)
NET DEFERRED TAX LIABILITIES:
Property, plant and equipment	17 963	13 392
Right of use assets	1 617	1 370
Current assets	(1 376)	(1 124)
Short- and long-term provisions	(5 676)	(3 948)
Calculated tax losses	(47)	(11)
Financial liabilities	206	135
Other	(2 138)	(2 021)
	10 549	7 793

	2022	2021
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	164 474	105 428
Utilised against the deferred tax balance	(160 244)	(102 890)
Not recognised as a deferred tax asset[1]	4 230	2 538
CALCULATED TAX LOSSES CARRIED FORWARD THAT HAVE NOT BEEN RECOGNISED:
Expiry within 1 year	167	3
Expiry between one and five years	1 085	1 150
Expiry thereafter	763	608
Indefinite life	2 215	777
	4 230	2 538

1Included in 2022 are tax losses of R1,5 billion relating to Sasol Investment Company (Pty) Ltd mainly due to intergroup exposure on foreign currency loans.

Schedule of unremitted earnings

	2022	2021
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	32 268	26 662
Europe	22 788	20 051
Rest of Africa	2 580	1 933
Other	6 900	4 678

Tax effect if remitted	724	455
Europe	489	277
Rest of Africa	206	155
Other	29	23

Schedule of dividend withholding tax

	2022	2021
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	138 275	99 061
Maximum withholding tax payable by shareholders if distributed to individuals	27 655	19 812